Contingent liabilities and provisions (Tables)	12 Months Ended
Oct. 31, 2024
Legal proceedings provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
Legal provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2024	2023
Balance at beginning of year	$140	$275
Additional new provisions recognized	41	1,098
Less:
Amounts incurred and charged against existing provisions	(70)	(1,198)
Unused amounts reversed and other adjustments (1)	(3)	(35)
Balance at end of year	$108	$140

(1)	Includes foreign currency translation adjustments.

Restructuring provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
Restructuring
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2024	2023
Balance at beginning of year	$10	$35
Additional new provisions recognized	21	6
Less:
Amounts incurred and charged against existing provisions	(20)	(27)
Unused amounts reversed	(3)	(4)
Balance at end of year	$8	$10